GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview®™ mets[2], miRview®™ Lung, miRview®™ meso, and miRview®™ kidney are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

b.	The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

c.	Rosetta Green Ltd. ("RG"):

During 2011, Rosetta Green Ltd. was an Israeli subsidiary which the Company established to leverage its capabilities in the areas of cleantech and plant biotech by using its proprietary microRNA technologies to develop plants and algae which are more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture.

On December 16, 2011, the Company closed a transaction pursuant to which the Company sold all of the Ordinary Shares of RG held by the Company (50.03% of the outstanding Ordinary Shares) to certain purchasers. The transaction was effected pursuant to a share transfer agreement, dated December 13, 2011.

Since RG was consolidated prior to the disposal it met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the Statement of Comprehensive Loss and prior periods results have been classified accordingly.

In addition, the Company may receive in the future, an additional payment of $2,000 if RG is acquired within three years from the date of signing of the share transfer agreement at a price per share reflecting RG valuation of at least $90,000. As of December 31, 2012, the Company estimates that such contingent payment is remote.

d.	The Company incurred an accumulated deficit of approximately $95,502 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2012. As of December 31, 2012 the Company's total shareholders' equity amounted to $30,900.

The total aggregate amount of debt and equity capital that has been raised from January 1, 2012 through December 31, 2012 was $43,528, of which $1,450 has been used to prepay the January 2012 convertible debenture outlined in Note 3. As a result of the various financing rounds occurred during 2012, the Company believes that it has sufficient liquidity resources to support its operations for approximately the next twenty four months.

e.	Parkway Clinical Laboratories, Inc. ("Parkway"):

Parkway was a national, full-service Clinical Laboratories Improvement Amendments ("CLIA") certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway. As of the transaction date, the fair value of the estimated future consideration was $759. During the years ended December 31, 2012, 2011 and 2010, the Company received an amount of $30, $0 and $148, respectively, in respect of this consideration.

As of December 31, 2012 and 2011, the Company revalued the fair value of the estimated future consideration to $359 and $126, respectively, out of which $135 and $17 is recorded as current asset of discontinued operation as of December 31, 2012 and 2011, respectively, and $224 and $109 is recorded as long-term asset of discontinued operation as of December 31, 2012 and 2011, respectively.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the gain on the sale have been classified as discontinued operations in the Consolidated Statement of Comprehensive Loss and prior period's results have been reclassified accordingly. In addition, the comparative data of the asset has been reclassified as asset attributed to discontinued operations in the Consolidated Balance Sheets.

As a result of the fair value update of the estimated future consideration, the Company recorded a gain of $239, which was attributed to discontinued operations, and an amount of $24 was attributed to financial income in the year ended December 31, 2012.